Related Party Transactions - Additional Information (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Apr. 30, 2022
Related party transactions [abstract]
Accounts payable due to related parties	$ 0.9
Accrued liabilities related parties current		$ 0.4